Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Financial Risk Management [Abstract]
Summary of Credit Risk

The maximum credit risk exposure is as follows:

	December 31, 2024		December 31, 2023
(In thousand Euros)	Non-current	Current	Non-current		Current
Customer sales and services	—	29,243	—	—	43,258
Other receivables	—	428	—	—	140
Loans to employees	180	—	180		18
Trade and other financial receivables	180	29,671	180		43,416
Loans granted to Joint Venture	—	—	—		—
Guarantee deposit	1,170	—	1,341		—
Non-current financial assets	1,170	—	1,341		—
Guarantee deposit	—	209	—		82
Financial investments	—	25,901	—		5,728
Other current financial assets	—	26,110	—		5,810
Total	1,350	55,781	1,521		49,226

Summary of Interest Rate Risk

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates.

(In thousand Euros)	Currency	December 31, 2024	December 31, 2023
Fixed rate Loan	EUR	16,799	27,926
Floating rate loan	EUR	181,670	179,431
Total		198,469	207,357
This analysis assumes that all other variables are held constant and considers the effect of interest rates.

	2024		2023		2022
(In thousand Euros)	Profit or loss		Profit or loss		Profit or loss
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	(2,027)	2,027	(1,951)	1,951	(1,317)	1,317

Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening)

The following table shows the sensitivity of monetary assets and liabilities to a reasonably possible strengthening (weakening) of the Euro in each of the foreign currencies as of December 31. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	2024		2023		2022
	Profit or loss		Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	(2,251)	2,752	(1,270)	1,552	(565)	691

Summary of Liquidity Risk	Details of working capital are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
Current assets	158,367	256,924
Current liabilities	175,751	190,774
Total	(17,384)	66,150

Summary of Maturity Analysis for Derivative Financial Liabilities

Details of the maturities, by year, of the principal of the loans and borrowings at December 31, are as follows:

	December 31, 2024
(In Euros)	Capital	Interest	Total
2025	131,810	7,293	139,103
2026	28,504	5,458	33,962
2027	19,371	2,174	21,545
2028	13,020	794	13,814
2029	3,217	139	3,356
More than five years	2,547	7	2,554
Total	198,469	15,865	214,334

	December 31, 2023
(In Euros)	Capital	Interest	Total
2024	126,496	9,682	136,179
2025	25,533	5,784	31,317
2026	22,859	3,520	26,379
2027	15,831	1,868	17,699
2028	12,017	815	12,831
More than five years	4,621	163	4,784
Total	207,357	21,832	229,189